Registration No. 333-20177

Investment Company Act No. 811-08021

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

Pre-Effective Amendment No. ___                         [   ]

Post-Effective Amendment No. 33                        [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 37                                               [X]

AZZAD FUNDS

(Exact Name of Registrant as Specified in Declaration of Trust)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code: (703) 207-7005

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

(Name and Address of Agent for Service)

with copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH 45202

It is proposed that this filing will become effective (check appropriate box):

[X]  immediately  upon filing pursuant to paragraph (b)

[  ]  on (date) pursuant to paragraph(b)

[  ]60 days after filing pursuant to paragraph (a)(1)

[  ]  on (date) pursuant to paragraph (a)(1)

[  ]  75 days after filing pursuant to paragraph (a)(2)

[  ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

(X) This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 32 to its Registration Statement until March 27, 2017.  Post-Effective Amendment No. 32 to the Trust’s Registration Statement relates to the Azzad Ethical Fund.    Parts A, B and C of Registrant’s Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940, filed on January 23, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Falls Church, State of Virginia, on March 23, 2017.

AZZAD FUNDS

By: /s/ Bashar Qasem

Bashar Qasem, President

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE

TITLE

DATE

/s/________________________

Trustee, Treasurer (Principal Financial Officer) and

Bashar Qasem

President (Principal Executive Officer)

March 23, 2017

/s/ Syed K. Raheemullah*

Trustee

March 23, 2017

Syed K. Raheemullah

/s/ Abed Awad*

Trustee

March 23, 2017

Abed Awad

*By:

/s/ Bashar Qasem
Bashar Qasem

Attorney-in-Fact (Pursuant to a Power of Attorney filed Post-Effective Amendment No. 28 to the Registrant’s registration statement, filed electronically on October 23, 2015.)